August 1, 2025

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	T. Rowe Price Corporate Income Fund, Inc.

T. Rowe Corporate Income Fund—I Class

T. Rowe Corporate Income Fund—Z Class

File Nos.: 033-62275/811-07353

T. Rowe Price Credit Opportunities Fund, Inc.

T. Rowe Price Credit Opportunities Fund—Advisor Class

T. Rowe Price Credit Opportunities Fund—I Class

File Nos.: 333-194114/811-22939

T. Rowe Price Floating Rate Fund, Inc.

T. Rowe Price Floating Rate Fund—Advisor Class

T. Rowe Price Floating Rate Fund—I Class

T. Rowe Price Floating Rate Fund—Z Class

File Nos.: 333-174605/811-22557

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class

T. Rowe Price Global Multi-Sector Bond Fund—I Class

File Nos.: 333-154155/811-22243

T. Rowe Price GNMA Fund, Inc.

T. Rowe Price GNMA Fund—I Class

T. Rowe Price GNMA Fund—Z Class

File Nos.: 033-01041/811-4441

T. Rowe Price Government Money Fund, Inc.

T. Rowe Price Government Money Fund—I Class

File Nos.: 002-54926/811-2603

T. Rowe Price High Yield Fund, Inc.

T. Rowe Price High Yield Fund

T. Rowe Price High Yield Fund—Advisor Class

T. Rowe Price High Yield Fund—I Class

T. Rowe Price High Yield Fund—Z Class

T. Rowe Price U.S. High Yield Fund

T. Rowe Price U.S. High Yield Fund—Advisor Class

T. Rowe Price U.S. High Yield Fund—I Class

File Nos.: 002-93707/811-4119

T. Rowe Price Index Trust, Inc.

T. Rowe Price U.S. Limited Duration TIPS Index Fund

T. Rowe Price U.S. Limited Duration TIPS Index Fund—I Class

T. Rowe Price U.S. Limited Duration TIPS Index Fund—Z Class

File Nos.:033-32859/811-5986

T. Rowe Price Inflation Protected Bond Fund, Inc.

T. Rowe Price Inflation Protected Bond Fund—I Class

T. Rowe Price Inflation Protected Bond Fund—Z Class

File Nos.: 333-99241/811-21185

T. Rowe Price Institutional Income Funds, Inc.

T. Rowe Price Institutional Floating Rate Fund

T. Rowe Price Institutional Floating Rate Fund—F Class

T. Rowe Price Institutional Floating Rate Fund—Z Class

T. Rowe Price Institutional High Yield Fund

T. Rowe Price Institutional Long Duration Credit Fund

File Nos.: 333-84634/811-21055

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

T. Rowe Price Limited Duration Inflation Focused Bond Fund—I Class

T. Rowe Price Limited Duration Inflation Focused Bond Fund—Z Class

File Nos.: 333-136805/811-21919

T. Rowe Price New Income Fund, Inc.

T. Rowe Price New Income Fund—Advisor Class

T. Rowe Price New Income Fund—I Class

T. Rowe Price New Income Fund—R Class

T. Rowe Price New Income Fund—Z Class

File Nos.: 002-48848/811-2396

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2005 Fund—Advisor Class

T. Rowe Price Retirement 2005 Fund—I Class

T. Rowe Price Retirement 2005 Fund—R Class

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2010 Fund—Advisor Class

T. Rowe Price Retirement 2010 Fund—I Class

T. Rowe Price Retirement 2010 Fund—R Class

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2015 Fund—Advisor Class

T. Rowe Price Retirement 2015 Fund—I Class

T. Rowe Price Retirement 2015 Fund—R Class

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2020 Fund—Advisor Class

T. Rowe Price Retirement 2020 Fund—I Class

T. Rowe Price Retirement 2020 Fund—R Class

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2025 Fund—Advisor Class

T. Rowe Price Retirement 2025 Fund—I Class

T. Rowe Price Retirement 2025 Fund—R Class

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2030 Fund—Advisor Class

T. Rowe Price Retirement 2030 Fund—I Class

T. Rowe Price Retirement 2030 Fund—R Class

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2035 Fund—Advisor Class

T. Rowe Price Retirement 2035 Fund—I Class

T. Rowe Price Retirement 2035 Fund—R Class

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2040 Fund—Advisor Class

T. Rowe Price Retirement 2040 Fund—I Class

T. Rowe Price Retirement 2040 Fund—R Class

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2045 Fund—Advisor Class

T. Rowe Price Retirement 2045 Fund—I Class

T. Rowe Price Retirement 2045 Fund—R Class

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2050 Fund—Advisor Class

T. Rowe Price Retirement 2050 Fund—I Class

T. Rowe Price Retirement 2050 Fund—R Class

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2055 Fund—Advisor Class

T. Rowe Price Retirement 2055 Fund—I Class

T. Rowe Price Retirement 2055 Fund—R Class

T. Rowe Price Retirement 2060 Fund

T. Rowe Price Retirement 2060 Fund—Advisor Class

T. Rowe Price Retirement 2060 Fund—I Class

T. Rowe Price Retirement 2060 Fund—R Class

T. Rowe Price Retirement 2065 Fund

T. Rowe Price Retirement 2065 Fund—Advisor Class

T. Rowe Price Retirement 2065 Fund—I Class

T. Rowe Price Retirement 2065 Fund—R Class

T. Rowe Price Retirement 2070 Fund

T. Rowe Price Retirement 2070 Fund—Advisor Class

T. Rowe Price Retirement 2070 Fund—I Class

T. Rowe Price Retirement 2070 Fund—R Class

T. Rowe Price Retirement Balanced Fund

T. Rowe Price Retirement Balanced Fund—Advisor Class

T. Rowe Price Retirement Balanced Fund—I Class

T. Rowe Price Retirement Balanced Fund—R Class

T. Rowe Price Retirement Blend 2005 Fund

T. Rowe Price Retirement Blend 2005 Fund—I Class

T. Rowe Price Retirement Blend 2010 Fund

T. Rowe Price Retirement Blend 2010 Fund—I Class

T. Rowe Price Retirement Blend 2015 Fund

T. Rowe Price Retirement Blend 2015 Fund—I Class

T. Rowe Price Retirement Blend 2020 Fund

T. Rowe Price Retirement Blend 2020 Fund—I Class

T. Rowe Price Retirement Blend 2025 Fund

T. Rowe Price Retirement Blend 2025 Fund—I Class

T. Rowe Price Retirement Blend 2030 Fund

T. Rowe Price Retirement Blend 2030 Fund—I Class

T. Rowe Price Retirement Blend 2035 Fund

T. Rowe Price Retirement Blend 2035 Fund—I Class

T. Rowe Price Retirement Blend 2040 Fund

T. Rowe Price Retirement Blend 2040 Fund—I Class

T. Rowe Price Retirement Blend 2045 Fund

T. Rowe Price Retirement Blend 2045 Fund—I Class

T. Rowe Price Retirement Blend 2050 Fund

T. Rowe Price Retirement Blend 2050 Fund—I Class

T. Rowe Price Retirement Blend 2055 Fund

T. Rowe Price Retirement Blend 2055 Fund—I Class

T. Rowe Price Retirement Blend 2060 Fund

T. Rowe Price Retirement Blend 2060 Fund—I Class

T. Rowe Price Retirement Blend 2065 Fund

T. Rowe Price Retirement Blend 2065 Fund—I Class

T. Rowe Price Retirement Blend 2070 Fund

T. Rowe Price Retirement Blend 2070 Fund—I Class

T. Rowe Price Target 2005 Fund

T. Rowe Price Target 2005 Fund—Advisor Class

T. Rowe Price Target 2005 Fund—I Class

T. Rowe Price Target 2010 Fund

T. Rowe Price Target 2010 Fund—Advisor Class

T. Rowe Price Target 2010 Fund—I Class

T. Rowe Price Target 2015 Fund

T. Rowe Price Target 2015 Fund—Advisor Class

T. Rowe Price Target 2015 Fund—I Class

T. Rowe Price Target 2020 Fund

T. Rowe Price Target 2020 Fund—Advisor Class

T. Rowe Price Target 2020 Fund—I Class

T. Rowe Price Target 2025 Fund

T. Rowe Price Target 2025 Fund—Advisor Class

T. Rowe Price Target 2025 Fund—I Class

T. Rowe Price Target 2030 Fund

T. Rowe Price Target 2030 Fund—Advisor Class

T. Rowe Price Target 2030 Fund—I Class

T. Rowe Price Target 2035 Fund

T. Rowe Price Target 2035 Fund—Advisor Class

T. Rowe Price Target 2035 Fund—I Class

T. Rowe Price Target 2040 Fund

T. Rowe Price Target 2040 Fund—Advisor Class

T. Rowe Price Target 2040 Fund—I Class

T. Rowe Price Target 2045 Fund

T. Rowe Price Target 2045 Fund—Advisor Class

T. Rowe Price Target 2045 Fund—I Class

T. Rowe Price Target 2050 Fund

T. Rowe Price Target 2050 Fund—Advisor Class

T. Rowe Price Target 2050 Fund—I Class

T. Rowe Price Target 2055 Fund

T. Rowe Price Target 2055 Fund—Advisor Class

T. Rowe Price Target 2055 Fund—I Class

T. Rowe Price Target 2060 Fund

T. Rowe Price Target 2060 Fund—Advisor Class

T. Rowe Price Target 2060 Fund—I Class

T. Rowe Price Target 2065 Fund

T. Rowe Price Target 2065 Fund—Advisor Class

T. Rowe Price Target 2065 Fund—I Class

T. Rowe Price Target 2070 Fund

T. Rowe Price Target 2070 Fund—Advisor Class

T. Rowe Price Target 2070 Fund—I Class

File Nos.: 333-92380/811-21149

T. Rowe Price Short-Term Bond Fund, Inc.

T. Rowe Price Short Duration Income Fund

T. Rowe Price Short Duration Income Fund—I Class

T. Rowe Price Short-Term Bond Fund—Advisor Class

T. Rowe Price Short-Term Bond Fund—I Class

T. Rowe Price Short-Term Bond Fund—Z Class

T. Rowe Price Ultra Short-Term Bond Fund

T. Rowe Price Ultra Short-Term Bond Fund—I Class

T. Rowe Price Ultra Short-Term Bond Fund—Z Class

File Nos.: 002-87568/811-3894

T. Rowe Price Spectrum Funds II, Inc.

T. Rowe Price Spectrum Conservative Allocation Fund

T. Rowe Price Spectrum Conservative Allocation Fund—I Class

T. Rowe Price Spectrum Moderate Allocation Fund

T. Rowe Price Spectrum Moderate Allocation Fund—I Class

T. Rowe Price Spectrum Moderate Growth Allocation Fund

T. Rowe Price Spectrum Moderate Growth Allocation Fund—I Class

File Nos.: 033-53675/811-07173

T. Rowe Price Total Return Fund, Inc.

T. Rowe Price Return Fund—Advisor Class

T. Rowe Price Return Fund—I Class

File Nos.: 333-213574/811-23180

T. Rowe Price U.S. Treasury Funds, Inc.

T. Rowe Price U.S. Treasury Intermediate Index Fund

T. Rowe Price U.S. Treasury Intermediate Index Fund—I Class

T. Rowe Price U.S. Treasury Intermediate Index Fund—Z Class

T. Rowe Price U.S. Treasury Long-Term Index Fund

T. Rowe Price U.S. Treasury Long-Term Index Fund—I Class

T. Rowe Price U.S. Treasury Long-Term Index Fund—Z Class

T. Rowe Price U.S. Treasury Money Fund

T. Rowe Price U.S. Treasury Money Fund—I Class

T. Rowe Price U.S. Treasury Money Fund—Z Class

File Nos.: 033-30531/811-5860

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on July 25, 2025.

The Funds’ prospectuses and SAI went effective automatically on August 1, 2025.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Vicki S. Booth at 410-577-5024.

Sincerely,

/s/ Gladys J. Davis
Gladys J. Davis